Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 0	$ 0
Operating expenses:
Research and development	6,966,842	22,223,073
General and administrative	5,029,636	1,244,910
Total operating expenses	11,996,478	23,467,983
Loss from operations	(11,996,478)	(23,467,983)
Other income (expense):
Change in fair value of accrued license fees	(9,381,848)	1,821,713
Change in fair value of debt conversion feature liability	(1,043,478)	390,763
Amortization of debt discount	(893,502)	(557,961)
Interest expense, net	(88,682)	(70,715)
Total other income (expense)	(11,407,510)	1,583,800
Net loss	(23,403,988)	(21,884,183)
Other comprehensive loss, net of tax:
Unrealized gain (loss) on securities	(7,370)
Comprehensive loss	$ (23,411,358)	$ (21,884,183)
Basic and diluted net loss per share	$ (3.68)	$ (5.23)
Weighted-average shares used to compute basic and diluted net loss per share	6,355,869	4,187,415